Annual Total Returns - Materials Portfolio [BarChart] - 02.28 VIP Sector Funds Investor Combo PRO-20 - Materials Portfolio - VIP Materials Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(8.30%)
Annual Return 2012	20.07%
Annual Return 2013	22.07%
Annual Return 2014	0.32%
Annual Return 2015	(9.09%)
Annual Return 2016	12.06%
Annual Return 2017	26.02%
Annual Return 2018	(23.65%)
Annual Return 2019	13.20%
Annual Return 2020	21.45%